Loans Payable - Summary of Breakdown of Loan Balance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Balance, beginning	$ 62,709	$ 142,127
Loan repayment	(62,651)	(79,441)
Foreign exchange adjustment	(58)	23
Balance, ending	0	62,709
Current portion	0	62,709
Non-current portion	$ 0	$ 0